Debt - Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Account receivable, net
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	$ 8,861	$ 8,101
Prepaid expenses and other
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	989	636
Other Assets
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	2,725	2,680
Accounts payable and accrued liabilities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	7	5
Short-term portion of long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	5,352	1,932
Long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	$ 4,724	$ 6,955